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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-01494
---------------------------------------------------------------------

                     GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
-----------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                        ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/09
                          -------------------------



                             S&S PROGRAM MUTUAL

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                             NUMBER OF
                                                                                              SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.2%+
----------------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 2.9%
CAE, Inc.                                                                                   2,006,368         $ 16,918
Hexcel Corp.                                                                                  559,530            6,401 (a)
Honeywell International Inc.                                                                  708,670           26,327
ITT Corp.                                                                                     473,617           24,699
Rockwell Collins, Inc.                                                                        238,750           12,128
United Technologies Corp.                                                                     268,414           16,354
                                                                                                               102,827

AUTOMOBILES - 0.1%
Toyota Motor Corp. ADR                                                                         40,190            3,158

BEVERAGES - 3.5%
Brown-Forman Corp. (Class B)                                                                   21,391            1,031
Molson Coors Brewing Co. (Class B)                                                            196,929            9,587
Pepsi Bottling Group, Inc.                                                                     73,525            2,679
PepsiCo, Inc.                                                                               1,932,164          113,341
                                                                                                               126,638

BIOTECHNOLOGY - 4.7%
Amgen Inc.                                                                                  1,776,635          107,007 (a)
Gilead Sciences, Inc.                                                                       1,284,853           59,848 (a)
                                                                                                               166,855

CAPITAL MARKETS - 7.5%
Ameriprise Financial, Inc.                                                                    445,502           16,185
Morgan Stanley                                                                                401,893           12,410
State Street Corp.                                                                          1,887,886           99,303 (e)
The Bank of New York Mellon Corp.                                                             757,634           21,964
The Charles Schwab Corp.                                                                      833,049           15,953
The Goldman Sachs Group, Inc                                                                  560,478          103,324
                                                                                                               269,139

CHEMICALS - 1.5%
Air Products & Chemicals, Inc.                                                                 20,095            1,559
Monsanto Co.                                                                                  387,005           29,954
Potash Corp of Saskatchewan Inc.                                                              100,474            9,077
Praxair, Inc.                                                                                 110,933            9,062
The Mosaic Company                                                                             78,160            3,757
                                                                                                                53,409

COMMERCIAL BANKS - 1.0%
Regions Financial Corp.                                                                       625,326            3,883
SunTrust Banks, Inc.                                                                          412,097            9,293
US Bancorp                                                                                    339,015            7,411
Wells Fargo & Co.                                                                             586,163           16,518
                                                                                                                37,105

COMMERCIAL SERVICES & SUPPLIES - 0.8%
Corrections Corporation of America                                                            692,785           15,692 (a)
Iron Mountain Inc.                                                                            518,550           13,825 (a)
                                                                                                                29,517

COMMUNICATIONS EQUIPMENT - 6.1%
Cisco Systems, Inc.                                                                         3,885,896           91,474 (a)
QUALCOMM Inc.                                                                               1,811,808           81,495
Research In Motion Ltd.                                                                       703,794           47,541 (a)
                                                                                                               220,510

COMPUTERS & PERIPHERALS - 3.3%
Hewlett-Packard Co.                                                                         1,177,273           55,579
International Business Machines Corp.                                                         511,888           61,227
                                                                                                               116,806

CONSUMER FINANCE - 0.1%
Capital One Financial Corp.                                                                   122,147            4,364

DIVERSIFIED FINANCIAL SERVICES - 5.6%
Bank of America Corp.                                                                       3,684,291           62,338
CME Group Inc.                                                                                152,475           46,991
JPMorgan Chase & Co.                                                                        2,112,347           92,563
                                                                                                               201,892

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
AT&T Inc.                                                                                   1,000,261           27,017
Verizon Communications Inc.                                                                   517,781           15,673
                                                                                                                42,690

ELECTRIC UTILITIES - 1.3%
Edison International                                                                          541,357           18,179
Entergy Corp.                                                                                  90,427            7,221
FPL Group, Inc.                                                                               161,954            8,945
Northeast Utilities                                                                           517,877           12,294
                                                                                                                46,639

ELECTRICAL EQUIPMENT - 1.0%
ABB Ltd. ADR                                                                                1,317,626           26,405 (a)
Emerson Electric Co.                                                                          274,788           11,013
                                                                                                                37,418

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
Corning Inc.                                                                                1,159,876           17,758

ENERGY EQUIPMENT & SERVICES - 5.1%
Halliburton Co.                                                                               703,067           19,067
National Oilwell Varco, Inc.                                                                  251,403           10,843 (a)
Schlumberger Ltd.                                                                           1,276,192           76,061
Transocean Ltd.                                                                               917,054           78,436 (a)
                                                                                                               184,407

FOOD & STAPLES RETAILING - 0.3%
CVS Caremark Corp.                                                                            257,209            9,193

FOOD PRODUCTS - 1.4%
Archer-Daniels-Midland Co.                                                                    131,699            3,848
Kraft Foods Inc. (Class A)                                                                    488,202           12,825
McCormick & Company Inc.                                                                      749,655           25,443
Nestle S.A. ADR                                                                               198,353            8,468
                                                                                                                50,584

HEALTHCARE EQUIPMENT & SUPPLIES - 3.8%
Baxter International Inc.                                                                     156,994            8,950
Becton Dickinson & Co.                                                                        152,721           10,652
Boston Scientific Corp.                                                                     1,109,616           11,751 (a)
Covidien Plc                                                                                1,267,153           54,817
Hologic, Inc.                                                                                 679,909           11,110 (a)
Medtronic, Inc.                                                                               579,160           21,313
ResMed, Inc.                                                                                  427,802           19,337 (a)
                                                                                                               137,930

HEALTHCARE PROVIDERS & SERVICES - 2.5%
Aetna Inc.                                                                                    287,994            8,015
Cardinal Health, Inc.                                                                         664,827           17,817
Express Scripts, Inc.                                                                         447,299           34,701 (a)
McKesson Corp.                                                                                 94,249            5,613
UnitedHealth Group, Inc.                                                                      885,065           22,162
                                                                                                                88,308

HOTELS RESTAURANTS & LEISURE - 0.5%
Carnival Corp.                                                                                529,530           17,623

HOUSEHOLD PRODUCTS - 1.8%
Kimberly-Clark Corp.                                                                           45,418            2,679
The Procter & Gamble Co.                                                                    1,089,314           63,093
                                                                                                                65,772

INDUSTRIAL CONGLOMERATES - 0.6%
Siemens AG ADR                                                                                 60,285            5,604
Textron, Inc.                                                                                 827,323           15,703
                                                                                                                21,307

INSURANCE - 3.4%
ACE Ltd.                                                                                      520,267           27,813
Aflac Inc.                                                                                    416,500           17,801
AON Corp.                                                                                     230,714            9,388
Hartford Financial Services Group, Inc.                                                       112,529            2,982
MetLife, Inc.                                                                                 519,327           19,771
PartnerRe Ltd.                                                                                144,683           11,132
Principal Financial Group, Inc.                                                               281,322            7,705
Prudential Financial, Inc.                                                                    483,225           24,118
The Travelers Companies, Inc.                                                                  32,231            1,587
                                                                                                               122,297

INTERNET SOFTWARE & SERVICES - 1.3%
Baidu, Inc ADR                                                                                 51,214           20,027 (a)
Google Inc. (Class A)                                                                          56,994           28,260 (a)
                                                                                                                48,287

IT SERVICES - 4.0%
Accenture PLC                                                                                  56,265            2,097 (a)
Affiliated Computer Services, Inc. (Class A)                                                  286,555           15,523 (a)
Cognizant Technology Solutions Corp. (Class A)                                                367,180           14,195 (a)
Metavante Technologies, Inc.                                                                  186,162            6,419 (a)
Paychex, Inc.                                                                                 332,171            9,650
The Western Union Co.                                                                       3,413,304           64,580
Visa, Inc. (Class A)                                                                          435,261           30,081
                                                                                                               142,545

LIFE SCIENCES TOOLS & SERVICES - 0.7%
Life Technologies Corp.                                                                       247,454           11,519 (a)
Thermo Fisher Scientific, Inc.                                                                346,368           15,126 (a)
                                                                                                                26,645

MACHINERY - 1.1%
Deere & Co.                                                                                   324,156           13,913
Eaton Corp.                                                                                   292,429           16,549
Navistar International Corp.                                                                  215,348            8,058 (a)
                                                                                                                38,520

MEDIA - 4.6%
Comcast Corp. (Class A)                                                                     1,391,054           22,368
Liberty Global, Inc. (Series C)                                                               594,772           13,359 (a)
Liberty Media Corp - Entertainment (Series A)                                                 646,562           20,115 (a)
Omnicom Group Inc.                                                                          1,519,063           56,114
The Walt Disney Co.                                                                           459,703           12,623
Time Warner Inc.                                                                            1,442,599           41,518
                                                                                                               166,097

METALS & MINING - 1.6%
Allegheny Technologies Inc.                                                                   602,416           21,079
Barrick Gold Corp.                                                                            255,704            9,691
Freeport-McMoRan Copper & Gold Inc.                                                           393,558           27,002
                                                                                                                57,772

MULTILINE RETAIL - 1.0%
Kohl's Corp.                                                                                  137,917            7,868 (a)
Target Corp.                                                                                  605,596           28,269
                                                                                                                36,137

MULTI-UTILITIES - 0.4%
Dominion Resources, Inc.                                                                      435,504           15,025

OIL, GAS & CONSUMABLE FUELS - 7.5%
Apache Corp.                                                                                  251,200           23,068
Chesapeake Energy Corp.                                                                        64,303            1,826
Chevron Corp.                                                                                 392,776           27,663
Devon Energy Corp.                                                                            482,863           32,511
Exxon Mobil Corp.                                                                             984,371           67,538
Marathon Oil Corp.                                                                          1,514,413           48,310
Occidental Petroleum Corp.                                                                    357,031           27,991
Southwestern Energy Co.                                                                       461,423           19,694 (a)
Suncor Energy Inc.                                                                            544,388           18,814
                                                                                                               267,415

PAPER & FOREST PRODUCTS - 0.3%
Weyerhaeuser Co.                                                                              241,137            8,838

PERSONAL PRODUCTS - 0.1%
Alberto-Culver Co.                                                                             75,661            2,094
Avon Products, Inc.                                                                            80,378            2,730
                                                                                                                 4,824

PHARMACEUTICALS - 2.0%
Abbott Laboratories                                                                           117,607            5,818 (h)
Bristol-Myers Squibb Co.                                                                    1,621,012           36,505
Merck & Company Inc.                                                                           86,092            2,723
Pfizer Inc.                                                                                   413,611            6,845
Wyeth                                                                                         396,066           19,241
                                                                                                                71,132

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
CB Richard Ellis Group, Inc. (Class A)                                                        938,257           11,015 (a)

ROAD & RAIL - 0.7%
Union Pacific Corp.                                                                           398,968           23,280

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
Intel Corp.                                                                                 2,945,570           57,645
Kla-Tencor Corp.                                                                               70,402            2,525
Microchip Technology Inc.                                                                     218,867            5,800
Nvidia Corp.                                                                                  160,756            2,416 (a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                           273,748            3,000
Texas Instruments Inc.                                                                        335,259            7,942
                                                                                                                79,328

SOFTWARE - 3.9%
Intuit, Inc.                                                                                  570,495           16,259 (a)
Microsoft Corp.                                                                             4,378,637          113,363
Oracle Corp.                                                                                  416,619            8,682
                                                                                                               138,304

SPECIALTY RETAIL - 2.9%
Bed Bath & Beyond, Inc.                                                                     1,229,852           46,169 (a)
Lowe's Companies, Inc.                                                                      2,184,326           45,740
O'Reilly Automotive, Inc.                                                                      59,496            2,150 (a)
Staples, Inc.                                                                                 464,063           10,776
                                                                                                               104,835

TEXTILES APPAREL & LUXURY GOODS - 0.1%
NIKE, Inc. (Class B)                                                                           32,151            2,080

TOBACCO - 1.0%
Altria Group, Inc.                                                                            197,071            3,510
Philip Morris International Inc.                                                              679,065           33,098
                                                                                                                36,608

WIRELESS TELECOMMUNICATION SERVICES - 2.0%
American Tower Corp. (Class A)                                                                567,199           20,646 (a)
NII Holdings, Inc.                                                                          1,654,978           49,616 (a)
                                                                                                                70,262

TOTAL INVESTMENT IN SECURITIES                                                                               3,523,095
(COST $3,409,967)

                                                                                            PRINCIPAL            VALUE
                                                                                             AMOUNT
-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.5%
-----------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 1.5%
State Street Corp.
0.01%                                                                   10/01/09             $ 55,191         $ 55,191 (e)
(COST $55,191)

TOTAL INVESTMENTS                                                                                            3,578,286
(COST $3,465,158)

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                                         9,482

                                                                                                            -----------
NET ASSETS  - 100.0%                                                                                        $3,587,768
                                                                                                            ===========

           NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) -
                         September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to $178,679; or 7.36% of net assets for the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h)  At  September  30, 2009,  all or a portion of this  security was pledged to
     cover  collateral  requirements  for  futures,   options,  forward  foreign
     currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2009.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k) Illiquid Securities at September 30, 2009, these securities amounted to $18,752; or 0.77% of net assets for the GE S&S Income Fund. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(l) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.


+    Percentages are based on net assets as of September 30, 2009.

*    Less than 0.1%

**   Par value less than $500



Abbreviations:

ADR         American Depository Receipt
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be announced




SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activity and other relevant information which may include market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.




Fair Value Disclosure.


The funds adopted Financial Accounting Standards Board Accounting Standards Codification 820-10, Fair Value Measurements (ASC 820-10). ASC 820-10 defines fair value, establishes a new framework for measuring fair value, and expands disclosures about fair value measurements. Broadly, the ASC 820-10 framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.
ASC 820-10 establishes market or observable inputs as the preferred source of values, followed by assumptions based upon hypothetical transactions in the absence of market inputs.


The valuation techniques required by ASC 820-10 are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independentsources, while unobservable inputs reflect market assumptions based on the best information available in the circumstances. These two types of inputs create the following fair value hierarchy:


Level 1 - Quoted prices for identical investments in active markets.


Level 2 - Quoted prices for similar investments in active marekts; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable.


Level 3 - Significant inputs to the valuation model are unobservable.


Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


The following tables present the funds' investments measured at fair value on a recurring basis at September 30, 2009:


S&S Program Mutual Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$3,523,094,833   $55,190,556  $-         $3,578,285,389
other Financial
   Instruments  $-               $-	      $-	 $-



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 24, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 24, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  November 24, 2009